Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued operations
Schedule of discontinued operations

	2025	2024	2023
Other income	—	38,401	29,881
Research and development	—	(1,337,936)	(5,716,857)
General and administration	—	(673,259)	(2,351,356)
Total operating costs	—	(2,011,195)	(8,068,213)

Operating loss	—	(1,972,794)	(8,038,332)

Finance expense	—	(5,672)	(17,742)
Net loss before tax	—	(1,978,466)	(8,056,074)
Income tax expense	—	—	—
Net loss from discontinued operations	—	(1,978,466)	(8,056,074)
Net gain / (loss) of the sale of activities after income tax	114,342	13,943,595	—
Total net gain / (loss) from Discontinued operations	114,342	11,965,129	(8,056,074)

	2025	2024	2023
Staff costs	—	1,422,182	5,138,331
Depreciation	—	67,422	294,200
External research and development cost	—	333,278	1,805,708
Laboratory consumables	—	17,735	331,279
Patent maintenance and registration costs	—	62,563	140,906
Professional fees	—	38,271	—
Short-term leases	—	8,329	35,130
Other operating costs	—	61,415	322,659
Total discontinued operating costs	—	2,011,195	8,068,213

	2025	2024	2023
Net profit / (loss) from discontinued operations	114,342	11,965,129	(8,056,074)
Adjustments for:
Net gain on Neurosterix Transaction	(114,342)	(13,943,595)	—
Value of share-based services	—	327,681	1,514,267
Post-employment benefits	—	(27,338)	(61,238)
Depreciation	—	67,422	294,200
Net gain related to lease modifications	—	—	(318)
Finance cost net	—	5,672	17,742
Decrease in trade and other receivables	—	12,702	111,829
Decrease / (increase) in prepayments	—	(151,695)	26,065
Increase in other current assets	—	(7,967)	—
Increase / (decrease) in payables and accruals	—	(811,126)	5,059
Increase / (decrease) in deferred income	—	(38,401)	324,210
Net cash flow used in operating activities	—	(2,601,516)	(5,824,258)

Net cash flow from / (used in) investing activities
Consideration from Neurosterix Transaction	114,342	5,119,754	—
Legal fees paid for Neurosterix Transaction	—	(473,270)	—
Purchase of property, plant and equipment	—	—	(6,842)
Net cash from / (used) in investing activities	114,342	4,646,484	(6,842)

Cash flows used in financing activities
Principal element of lease payment	—	(63,772)	(270,294)
Interest paid	—	(5,672)	(17,742)
Net cash used in financing activities	—	(69,444)	(288,036)

Net cash from / (used in) discontinued activities	114,342	1,975,524	(6,119,136)

	2025	2024
Consideration received
Cash in from Neurosterix Pharma Sàrl sale	—	5,000,000
Fair value of Neurosterix US Holdings LLC’s participation	—	9,428,400
Net gain on Neurosterix Pharma Sàrl derecognition (IFRS10)	—	539,250
Retirement benefit obligation of employees leaving the Group (IAS 19) (note 20)	—	433,791
Fair value of service agreement	—	182,348
Net debt liabilities related to Neurosterix Pharma Sàrl (IFRS 16)	—	11,144
Other consideration	114,342	—
Total Disposal consideration	114,342	15,594,933

Investment in Neurosterix Pharma Sàrl	—	(20,000)
Legal fees paid for Neurosterix Transaction	—	(473,269)
Accelerating vesting ESOP/DSPPP	—	(1,158,069)
Total costs related to activities sold	—	(1,651,338)

Net gain on sale before income tax	114,342	13,943,595

Income tax expense on gain	—	—
Net gain on sale after income tax	114,342	13,943,595